ACCOUNTS RECEIVABLE, NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
ACCOUNTS RECEIVABLE, NET
Accounts receivable	¥ 66,758	$ 9,403	¥ 85,021
Allowance for credit losses	(5,926)	(835)	(5,407)	$ (762)	¥ (381)	¥ (156)
Accounts receivable, net	¥ 60,832	$ 8,568	¥ 79,614